Net Assets - Net Asset Value Per Share (Details) - $ / shares	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 05, 2022
Class I
Investment Company, Changes in Net Assets [Line Items]
Net asset value per share (in dollars per share)	$ 27.61	$ 27.58	$ 27.49	$ 27.45	$ 27.41	$ 27.44	$ 27.45	$ 27.39	$ 27.29	$ 27.3	$ 27.19	$ 27.17	$ 27.22	$ 27.03	$ 26.92	$ 27.07	$ 27.08	$ 27.01	$ 26.75	$ 26.08	$ 26.12	$ 25.71	$ 25.58	$ 25.4	$ 24.99	$ 25
Class S
Investment Company, Changes in Net Assets [Line Items]
Net asset value per share (in dollars per share)	27.61	27.58	27.49	27.45	27.41	27.44	27.45	27.39	27.29	27.3	27.19	27.17	27.22	27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.4	24.99
Class D
Investment Company, Changes in Net Assets [Line Items]
Net asset value per share (in dollars per share)	$ 27.61	$ 27.58	$ 27.49	$ 27.45	$ 27.41	$ 27.44	$ 27.45	$ 27.39	$ 27.29	$ 27.3	$ 27.19	$ 27.17	$ 27.22	$ 27.03	$ 26.92	$ 27.07	$ 27.08	$ 27.01	$ 26.75	$ 26.08	$ 26.12	$ 25.71	$ 25.58	$ 25.4	$ 24.99